Consolidated Balance Sheets - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Current assets
Cash	$ 772,522	$ 462,360	$ 39,571
Amounts receivable	235,821	151,485	4,579
Prepayments	127,872	133,647	115,109
Deposits held by related parties	565,741	486,462
Total Current assets	1,701,956	1,233,954	159,259
Non-current assets
Property, plant and equipment	3,159,244	2,574,704	79,436
Right-of-use assets	533,093	598,575	373,987
Mineral property costs	93,453	93,453	93,453
Reclamation deposits	2,752	2,826	2,628
Other deposits	10,000	10,000
TOTAL ASSETS	5,500,498	4,513,512	708,763
Current liabilities
Accounts payable and accrued liabilities	2,552,509	1,989,316	1,169,817
Due to related parties	1,092,786	1,026,817	843,990
Lease obligations – current	220,309	192,045	143,709
Promissory note			60,567
Provision for flow through share issuances	227,140	233,285	216,924
Convertible debenture		107	96,318
Convertible debenture – derivative liability		7,449,700	20,123
Convertible debenture	221,599	7,449,807
Derivative liability	8,288,387
Total Current liabilities	12,602,730	10,891,270	2,551,448
Non-current liabilities
Lease obligations – non-current	320,045	392,280	237,218
Total liabilities	12,922,775	11,283,550	2,788,666
Shareholders’ deficit
Capital stock Authorized: 1 billion common stock at par value of $0.001 Issued and paid: 421,871,770 (2021 – 392,943,398)	36,637,228	29,842,167	21,322,022
Additional paid-in-capital	22,684,015	15,186,480	4,182,037
Obligations to issue shares	46,741	209,827	596,872
Accumulated other comprehensive income	285,889	121,109	399,175
Deficit	(67,076,150)	(52,129,621)	(28,580,009)
Total shareholders’ deficit	(7,422,277)	(6,770,038)	(2,079,903)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 5,500,498	$ 4,513,512	$ 708,763